Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income	$ 67,345	$ 49,294
Add (deduct) non-cash items:
(Gain) loss on investments	(15,444)	10
Stock-based compensation	73	17,614
Depreciation of property and equipment	2,477	2,221
Deferred income tax expense	465	1,971
Current income tax expense	22,548	17,741
Other items	(505)	(2,576)
Income taxes paid	(31,962)	(8,374)
Changes in:
Fees receivable	(30,645)	(7,912)
Other assets	(3,873)	(5,060)
Accounts payable, accrued liabilities and compensation payable	87,211	4,223
Cash provided by (used in) operating activities	97,690	69,152
Investing activities
Purchase of investments	(7,942)	(13,405)
Sale of investments	19,119	43,694
Purchase of property and equipment	(1,852)	(1,868)
Management contract consideration	0	(3,906)
Cash provided by (used in) investing activities	9,325	24,515
Financing activities
Acquisition of common shares for equity incentive plan	0	(963)
Acquisition of common shares under normal course issuer bid	(1,552)	(2,022)
Repayment of lease liabilities	(1,214)	(1,342)
Contributions from non-controlling interest	3,045
Contributions from non-controlling interest		(1,462)
Advances from loan facility	0	6,440
Repayments of loan facility	0	(30,677)
Dividends paid	(33,539)	(27,147)
Cash provided by (used in) financing activities	(33,260)	(57,173)
Effect of foreign exchange on cash balances	2,855	(10,318)
Net increase (decrease) in cash and cash equivalents during the year	76,610	26,176
Cash and cash equivalents, beginning of the year	46,834	20,658
Cash and cash equivalents, end of the year	123,444	46,834
Cash and cash equivalents:
Cash	118,230	43,214
Short-term deposits	5,214	3,620
Total cash and cash equivalents	$ 123,444	$ 46,834